Revenue	12 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenue

Note 4 — Revenue

Contract Balances

The following table provides information about Accounts receivable, both billed and unbilled and deferred revenue:

	As of
	September 30, 2018	October 1, 2018 (as adjusted)	September 30, 2019
Accounts receivable — billed (net of allowances for doubtful accounts of $21,211 as of September 30 and October 1, 2018 and $36,121 as of September 30, 2019)	$707,505	$707,505	$760,797
Accounts receivable — unbilled (current)	$263,997	$274,036	$227,061
Accounts receivable — unbilled (non-current)	$15,686	$13,185	$16,987

Total Accounts receivable — unbilled	$279,683	$287,221	$244,048
Deferred revenue (current)	$(132,414)	$(146,462)	$(118,182)
Deferred revenue (non-current)	$(27,977)	$(27,977)	$(23,785)

Total Deferred revenue	$(160,391)	$(174,439)	$(141,967)

Revenue recognized during the year ended September 30, 2019, which was included in deferred revenue (current) as of October 1, 2018 was $93,508. Amounts billed during the year ended September 30, 2019, which was included in unbilled accounts receivable (current) as of October 1, 2018, was $129,230.

Remaining Performance Obligations from Contracts with Customer

As of September 30, 2019, the aggregate amount of the transaction price allocated to remaining performance obligations that are unsatisfied or partially unsatisfied was approximately $5.5 billion. Remaining performance obligations typically include the remaining non-cancelable, committed and fixed portion of contracts for their entire duration and therefore it is not comparable to what the Company considers to be next 12 months backlog. Given the profile of contract terms, the majority of this amount is expected to be recognized as revenue over the next three years.

Disaggregation of Revenue

The Company considers information that is regularly reviewed by its chief operating decision makers in evaluating financial performance to disaggregate revenue, see Note 21 — Segment Information and Sales to Significant Customers.